UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

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Ellsworth Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Ellsworth Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2012

Date of reporting period:  June 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. - Schedule of Investments (unaudited)
June 30, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - 63.7%

Aerospace and Defense - 0.5%
Kaman Corp., 3.25%, Due 11/15/17, (BBB)	$ 500,000	$ 569,375

Automotive - 0.9%
Titan International, Inc., 5.625%, Due 1/15/17, (B)	375,000	992,344

Computer Hardware - 3.6%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,900,000	3,101,750
NetApp Inc., 1.75%, Due 6/1/13, (BBB)	750,000	860,625
		3,962,375
Computer Software - 7.2%
Digital River, Inc., 2.00%, Due 11/1/30, (BBB)	1,100,000	1,032,625
Electronic Arts, Inc., 0.75%, Due 7/15/16, (BBB) (1)	1,000,000	880,000
Microsoft Corp., 0.00%, Due 6/15/13, (AAA) (2)	500,000	533,125
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	1,500,000	2,075,625
Priceline.com Inc., 1.25%, Due 3/15/15, (BBB) (1)	200,000	445,750
Priceline.com Inc., 1.00%, Due 3/15/18, (BBB) (1)	1,000,000	1,058,750
Rovi Corp., 2.625%, Due 2/15/40, (B)	1,000,000	967,500
THQ Inc., 5.00%, Due 8/15/14, (B)	750,000	426,562
Tibco Software Inc., 2.25%, Due 5/1/32, (BBB) (1)	500,000	488,125
		7,908,062
Construction Material - 0.8%
CEMEX S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	887,500

Consumer Goods - 0.7%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (BBB) (1)	750,000	726,562

Data Processing - 0.8%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (BBB) (1)	900,000	912,375

Energy - 4.2%
Endeavour International Corp., 5.50%, Due 7/15/16, (CCC)	500,000	435,000
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	936,250
JinkoSolar Holding Co., Ltd., 4.00%, Due 5/15/16, (NR)	500,000	249,375
ReneSola Ltd., 4.125%, Due 3/15/18, (NR)	500,000	277,500
Stone Energy Corp., 1.75%, Due 3/1/17, (B) (1)	250,000	231,250
SunPower Corp., 4.75%, Due 4/15/14, (B)	500,000	448,750
SunPower Corp., 4.50%, Due 3/15/15, (B)	1,250,000	1,096,875
Trina Solar Ltd., 4.00%, Due 7/15/13, (NR)	1,000,000	901,250
		4,576,250

Ellsworth Fund Ltd. - Schedule of Investments (continued)
June 30, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Financial Services - 5.8%
Am Trust Financial Services, Inc., 5.50%, Due 12/15/21, (AAA)	1,000,000	$ 1,170,000
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (BB)	750,000	924,375
BGC Partners, Inc., 4.50%, Due 7/15/16, (BBB)	250,000	233,750
DFC Global Corp., 3.25%, Due 4/15/17, (B) (1)	500,000	540,625
Euronet Worldwide, Inc., 3.50%, Due 10/15/25, (BBB) (3)	500,000	505,000
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (BB)	750,000	705,000
National Financial Partners Corp., 4.00%, Due 6/15/17, (BBB)	750,000	923,438
Tower Group, Inc., 5.00%, Due 9/15/14, (A)	1,250,000	1,314,062
		6,316,250
Foods - 0.4%
Chiquita Brands International, 4.25%, Due 8/15/16, (B)	581,000	423,404

Healthcare - 2.3%
Chemed Corp., 1.875%, Due 5/15/14, (A)	890,000	896,675
Insulet Corp., 3.75%, Due 6/15/16, (BBB)	750,000	837,188
Lifepoint Hospitals, Inc., 3.50%, Due 5/15/14, (B)	500,000	536,875
Omnicare, Inc., 3.25%, Due 12/15/35, (B) (3)	254,000	242,888
		2,513,626
Machinery - 1.0%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	500,000	618,125
Titan Machinery Inc., 3.75%, Due 5/1/19, (B) (1)	500,000	500,000
		1,118,125
Media and Entertainment - 1.3%
Liberty Interactive (CBS/VIA), 3.25%, Due 3/15/31, (BB)	1,000,000	878,750
Omnicom Group Inc., 0.00%, Due 7/13/32, (BBB) (2,3)	500,000	511,250
		1,390,000
Metals and Mining - 3.3%
Am Castle & Co., 7.00%, Due 12/15/17, (B)	250,000	321,575
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	1,000,000	1,237,500
Newmont Mining Corp., 1.625%, Due 7/15/17, (BBB)	250,000	332,812
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)	600,000	653,250
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BB)	600,000	612,000
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	500,000	508,750
		3,665,887

Ellsworth Fund Ltd. - Schedule of Investments (continued)
June 30, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Pharmaceuticals - 8.4%
Amgen Inc., 0.375%, Due 2/1/13, (A)	1,000,000	$ 1,045,000
Cubist Pharmaceuticals, Inc., 2.25%, Due 6/15/13, (A)	750,000	974,062
Endo Health Solutions, Inc., 1.75%, Due 4/15/15, (BB)	500,000	603,750
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	935,625
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	1,000,000	1,298,750
The Medicines Company, 1.375%, Due 6/1/17, (A) (1)	250,000	256,562
Medicis Pharmaceutical Corp., 1.375%, Due 6/1/17, (A)	500,000	498,125
Mylan Inc., 3.75%, Due 9/15/15, (BB)	750,000	1,293,750
Onyx Pharmaceuticals, Inc., 4.00%, Due 8/15/16, (A)	250,000	455,938
Regeneron Pharmaceuticals Inc., 1.875%, Due 10/1/16, (BBB)	250,000	379,375
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/15, (BBB)	500,000	680,000
Salix Pharmaceuticals Ltd., 1.50%, Due 3/15/19, (BBB) (1)	125,000	134,375
Vertex Pharmaceuticals Inc., 3.35%, Due 10/1/15, (BBB)	500,000	655,625
		9,210,937
Real Estate - 1.6%
Corporate Office Properties Trust, 4.25%, Due 4/15/30, (NR)	500,000	494,375
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	1,000,000	1,312,500
		1,806,875
Semiconductors - 7.6%
Intel Corp., 2.95%, Due 12/15/35, (A) (3)	1,500,000	1,704,375
Intel Corp., 3.25%, Due 8/1/39, (A)	1,000,000	1,351,250
Lam Research Corp., 1.25%, Due 5/15/18, (BBB)	500,000	495,625
Linear Technology Corp., 3.00%, Due 5/1/27, (A)	500,000	518,750
Mentor Graphics Corp., 4.00%, Due 4/1/31, (BBB)	250,000	267,812
Micron Technology, Inc., 1.50%, Due 8/1/31, (BB)	625,000	556,250
Micron Technology, Inc., 3.125%, Due 5/1/32, (BB) (1)	500,000	458,125
Novellus Systems, Inc., 2.625%, Due 5/15/41, (NR) (3)	250,000	306,950
Photronics, Inc., 3.25%, Due 4/1/16, (BBB)	500,000	488,750
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (BBB)	500,000	500,000
SanDisk Corp., 1.50%, Due 8/15/17, (BB)	1,000,000	1,033,750
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	500,000	643,750
		8,325,387
Telecommunications - 9.3%
Alaska Communications Systems Inc., 6.25%, Due 5/1/18, (B)	1,000,000	705,000
Anixter International Inc., 1.00%, Due 2/15/13, (B)	750,000	793,125
Equinix, Inc., 3.00%, Due 10/15/14, (B)	2,000,000	3,385,000
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	129,000
General Cable Corp., 4.50%, Due 11/15/29, (B)	1,000,000	978,750
Interdigital, Inc., 2.50%, Due 3/15/16, (NR)	1,000,000	976,250
SBA Communications Corp., 4.00%, Due 10/1/14, (NR)	500,000	966,875
SBA Communications Corp., 1.875%, Due 5/1/13, (NR)	1,000,000	1,390,000
TeleCommunication Systems, Inc., 4.50%, Due 11/1/14, (NR)	1,000,000	830,000
		10,154,000
Transportation - 1.9%
Dryships Inc., 5.00%, Due 12/1/14, (BB)	750,000	549,375
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	1,000,000	1,098,750
Ultrapetrol (Bahamas) Ltd., 7.25%, Due 1/15/17, (NR)	750,000	453,750
		2,101,875

Ellsworth Fund Ltd. - Schedule of Investments (continued)
June 30, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Travel and Leisure - 2.1%
Home Inns & Hotels Management Inc., 2.00%, Due 12/15/15, (NR)	500,000	$ 391,875
MGM Resorts International, 4.25%, Due 4/15/15, (B)	1,000,000	1,016,250
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (B)	1,000,000	880,000
		2,288,125

TOTAL CONVERTIBLE BONDS AND NOTES		69,849,334

CONVERTIBLE PREFERRED STOCKS - 11.6%
	Shares
Banking/Savings and Loan - 6.0%
Bank of America Corp., 7.25%, (BB)	1,600	1,560,000
Fifth Third Bancorp, 8.50%, (BB)	12,000	1,641,600
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,151,280
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,250,000
		6,602,880
Energy - 1.8%
ATP Oil & Gas Corp., 8.00%, (NR)	7,500	132,475
Chesapeake Energy Corp., 5.75%, (B)	2,050	1,791,290
Whiting Petroleum Corp., 6.25%, (B)	131	24,848
		1,948,613
Foods - 0.7%
Bunge Ltd., 4.875%, (BB)	7,500	717,188

Media and Entertainment - 0.9%
The Interpublic Group of Companies, Inc., 5.25%, (B)	1,000	1,037,750

Real Estate - 0.5%
Health Care REIT, Inc., 6.50%, (BB)	10,000	540,000

Retail - 0.7%
Amerivon Holdings LLC, 4.00%, (NR) (1,4,5)	594,409	717,273
Amerivon Holdings LLC, common equity units, (NR) (1,4,5)	272,728	32,727
		750,000

Tools - 1.1%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,170,100

TOTAL CONVERTIBLE PREFERRED STOCKS		12,766,531

Ellsworth Fund Ltd. - Schedule of Investments (continued)
June 30, 2012
		Value
	Shares	(Note 1)
MANDATORY CONVERTIBLE SECURITIES - 9.3% (6)

Automotive - 1.2%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	$ 1,328,000

Data Processing - 0.3%
Unisys Corp., 6.25%, Due 3/1/14, (B)	5,000	296,200

Energy - 1.6%
Apache Corp., 6.00%, Due 8/1/13, (A)	25,000	1,256,000
UBS AG Exchangeable Note (GTAT), 6.75%, Due 9/15/13, (A)	30,000	541,875
		1,797,875
Financial Services - 2.2%
Citigroup Inc., 7.50%, Due 12/15/12, (BBB)	14,000	1,197,840
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	20,000	1,237,400
		2,435,240
Foods - 0.5%
2009 Dole Food ACES Trust, 7.00%, Due 11/1/12, (NR)	60,000	530,628

Metals and Mining - 0.2%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	243,080

Multi-Industry - 0.5%
United Technologies Corp., 7.50%, Due 8/1/22, (A)	10,000	526,900

Transportation - 0.5%
2010 Swift Mandatory Common Exchange Security Trust, 6.00%,	60,000	570,228
Due 12/31/13, (NR)

Utilities - 2.3%
NextEra Energy, Inc., 7.00%, Due 9/1/13, (NR)	20,000	1,095,400
NextEra Energy, Inc., 5.599%, Due 6/1/17, (NR)	7,500	383,475
PPL Corp., 8.75%, Due 5/1/19, (NR)	18,500	989,195
		2,468,070

TOTAL MANDATORY CONVERTIBLE SECURITIES (6)		10,196,221

COMMON STOCKS - 12.4%

Computer Software - 1.2%
Facebook, Inc. (2)	3,000	93,360
Microsoft Corp.	40,000	1,223,600
		1,316,960
Energy - 1.2%
ConocoPhillips, 3.75%	23,782	1,328,938

Media and Entertainment - 0.7%
The Walt Disney Co.	15,000	727,500

Ellsworth Fund Ltd. - Schedule of Investments (continued)
June 30, 2012
		Value
	Shares	(Note 1)
COMMON STOCKS (continued)

Metals and Mining - 1.1%
Vale S.A.	58,601	$ 1,156,381

Pharmaceuticals - 3.6%
Abbott Laboratories	18,000	1,160,460
Bristol Myers Squibb Co.	30,000	1,078,500
Merck & Co., Inc.	27,651	1,154,429
Pfizer Inc.	24,000	552,000
		3,945,389
Telecommunications - 4.7%
AT&T Inc.	70,000	2,496,200
Verizon Communications Inc.	60,000	2,666,400
		5,162,600

TOTAL COMMON STOCKS		13,637,768

Total Convertible Bonds and Notes - 63.7%		69,849,334
Total Convertible Preferred Stocks - 11.7%		12,766,531
Total Mandatory Convertible Securities - 9.3%		10,196,221
Total Common Stocks - 12.4%		13,637,768
Total Investments - 97.1%		106,449,854

Other Assets and Liabilities - 2.9%		3,168,573
Total Net Assets - 100.0%		$ 109,618,427

Ellsworth Fund Ltd. - Schedule of Investments (continued) June 30, 2012

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction).  The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at June 30, 2012 was $7,382,500 which represented 6.7% of the Fund's net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  The fair value of these securities amounted to $750,000 at June 30, 2012, which represented 0.7% of the Fund's net assets.

(5) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2012, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	594,409	$1,500,000	$1.207	$717,273	0.7%
Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.120	32,727	0.0%
(6) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s (S&P), such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by S&P and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the S&P rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by S&P and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the S&P rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by S&P, but is rated by at least one other rating agency or service, the Fund puts in parentheses next to such security the S&P rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply). NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	2%
AA	2%
A	18%
BBB	20%
BB	22%
B	14%
CCC & below	3%
Not Rated	19%

* Excludes common stocks and cash. See accompanying notes

Ellsworth Fund Ltd. - Selected Notes to Financial Statements (unaudited)

June 30, 2012

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”), as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading.  Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading.  Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices.  The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis.  Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data.  Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees.  Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a     narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Ellsworth Fund Ltd. - Selected Notes to Financial Statements (continued)

June 30, 2012

The following is a summary of the inputs used to value the investments of the Fund as of June 30, 2012:

	Level 1	Level 2	Level 3

Investments in Securities:
Common Stocks:
Computer Software	$1,316,960	$ ---	$ ---
Energy	1,328,938	---	---
Media and Entertainment	727,500	---	---
Metals and Mining	1,156,381	---	---
Pharmaceuticals	3,945,389	---	---
Telecommunications	5,162,600	---	---
	13,637,768
Total Common Stocks
Convertible Bonds and Notes	---	69,849,334	---
Convertible Preferred Stocks	---	12,016,531	750,000
Mandatory Convertible Securities	---	10,196,221	---

Total Investments	$13,637,768	$92,062,086	$750,000

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Convertible Preferred Stocks	Total

Beginning balance	$750,000	$750,000

Change in unrealized appreciation (depreciation)	---	---

Net transfers in/out of Level 3	---	---

Ending balance	$750,000	$750,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.  For certain securities, known as “contingent payment debt instruments,” Federal tax   regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.  Contingent interest income amounted to approximately $0.02 per share for the nine months ended June 30, 2012.  In addition, Federal tax regulations require the Fund to reclassify realized gains (losses) on contingent payment debt instruments to interest income.  At June 30, 2012, there were unrealized losses of approximately $0.02 per share on contingent payment debt instruments.

Federal Income Tax Cost - At June 30, 2012, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $103,881,404, $11,384,607, $(8,816,162) and $2,568,445, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 29, 2012 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: August 29, 2012

By: /s/Gary I. Levine

    Gary I. Levine

    Chief Financial Officer

    (Principal Financial Officer)

Date: August 29, 2012